GMACM HOME EQUITY LOAN TRUST 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                          07/31/07
Determination Date                                           08/20/07
Record Date - Class A-1                                      08/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5     07/31/07
Payment Date                                                 08/27/07
Actual Days in Accrual Period (30/360)                             33
Accrual Period (30/360)                                            30

SERVICING CERTIFICATE
Beginning Pool Balance                               1,105,484,468.93
Beginning PFA                                                    0.00
Ending Pool Balance                                  1,081,187,636.30
Ending PFA Balance                                                  -
Principal Collections                                   24,273,938.74
Principal Draws                                                     -
Net Principal Collections                               24,273,938.74

Active Loan Count                                              20,568

Net Interest Collections                                 7,416,616.12

Weighted Average Net Loan Rate                               8.21092%
Weighted Average Net WAC Rate                                8.06222%
Substitution Adjustment Amount                                   0.00

Excess Spread                                            1,898,677.30


                                                      BEGINNING          ENDING
TERM NOTES                                             BALANCE           BALANCE      FACTOR     PRINCIPAL
----------                                             -------           -------      ------     ---------
Class A-1                                              587,565,730.20 561,393,114.16  0.8286245 26,172,616.04
Class A-2                                              136,300,000.00 136,300,000.00  1.0000000          0.00
Class A-3                                              129,600,000.00 129,600,000.00  1.0000000          0.00
Class A-4                                              123,871,000.00 123,871,000.00  1.0000000          0.00
Class A-5                                              118,600,000.00 118,600,000.00  1.0000000          0.00
Certificates                                                       -              -           -            -


(CONTINUED....)

                                                                    INTEREST        PERCENTAGE
TERM NOTES                                               INTEREST   SHORTFALLS INTEREST    COUPON
----------                                               ---------  ---------- --------    ------
Class A-1                                              2,940,766.48      0.00     52.48%     5.4600%
Class A-2                                                638,451.92      0.00     12.74%     5.6210%
Class A-3                                                623,484.00      0.00     12.11%     5.7730%
Class A-4                                                614,400.16      0.00     11.58%     5.9520%
Class A-5                                                563,844.17      0.00     11.09%     5.7050%
Certificates                                                   0.00        -         -            -

Beginning Overcollateralization Amount                   9,547,738.73
Overcollateralization Amount Increase (Decrease)         1,875,783.41
Outstanding Overcollateralization Amount                11,423,522.14
Target Overcollateralization Amount                     22,631,552.22

Credit Enhancement Draw Amount                                   0.00
Unreimbursed Credit Enhancer Prior Draws                         0.00


                                                                         NUMBER       PERCENT         FORECLOSURE
                                                              BALANCE   OF LOANS    OF BALANCE     UNITS       DOLLARS
Delinquent Loans (30 Days)*                              4,944,356.93      85          0.46%         0                 -
Delinquent Loans (60 Days)*                              2,477,693.56      39          0.23%         0                 -
Delinquent Loans (90 Days)*                                720,725.65      12          0.07%         0                 -
Delinquent Loans (120 Days)*                               470,250.42       7          0.04%         1         57,500.00
Delinquent Loans (150 Days)*                               727,051.81       9          0.07%         2        162,500.00
Delinquent Loans (180+ Days)*                                       -       0          0.00%         0                 -
REO                                                                 -       0          0.00%
Foreclosures                                               220,000.00       3          0.02%
Bankruptcies                                               597,064.27      11          0.06%


(CONTINUED...)

                                                            BANKRUPTCY          REO
                                                         UNITS    DOLLARS      UNITS      DOLLARS
Delinquent Loans (30 Days)*                                0              -      0                -
Delinquent Loans (60 Days)*                                2     178,901.01      0                -
Delinquent Loans (90 Days)*                                3     102,363.66      0                -
Delinquent Loans (120 Days)*                               0              -      0                -
Delinquent Loans (150 Days)*                               0              -      0                -
Delinquent Loans (180+ Days)*                              1     100,000.00      0                -
REO
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                        PERCENT OF
                                                  LIQUIDATION TO-DATE  CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                 0.00
Current Month Loss Amount                                   22,893.89
Current Month Recoveries                                         0.00
                                                 ---------------------
Ending Cumulative Loss Amount                               22,893.89      0.00193%

Liquidation Loss Amount Distributed to Noteholders          22,893.89

                                                  NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount               0.00
Current Month Net Principal Recovery Amount                      0.00
                                                 ---------------------
Ending Cumulative Net Principal Recovery Amount                  0.00

                                                    SPECIAL HAZARD        FRAUD            BANKRUPTCY
Beginning Amount                                                 0.00          0.00        0.00
Current Month Loss Amount                                        0.00          0.00        0.00
Ending Amount                                                       -             -           -

Extraordinary Event Losses                                       0.00
Excess Loss Amounts                                              0.00

Current Month Repurchases Units                                     0
Current Month Repurchases ($)                                    0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall             0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                0.00
Withdraw relating to Collection Period                           0.00
Interest Earned (Zero, Paid to Funding Account)                  0.00
                                                 ---------------------
Ending Capitalized Interest Account Balance as of Payment Date   0.00
Interest earned for Collection Period                            0.00
Interest withdrawn related to prior Collection Period          170.18

PREFUNDING ACCOUNT
Beginning Balance                                                0.00
Additional Purchases during Revolving Period                     0.00
Balance in Pre-Funding Account due to Noteholders                0.00
Excess of Draws over Principal Collections                       0.00
                                                 ---------------------
Total Ending Balance as of Payment Date                          0.00
Interest earned for Collection Period                            0.00
Interest withdrawn related to prior Collection Period            9.21

CASH FLOWS RECEIVED
Principal Collections                                   24,273,938.74
Interest Collections                                     7,877,234.65
Servicer Advances                                                0.00
Pre-Funding Account remaining balance withdrawn                  0.00
Capital Interest Account withdrawal                              0.00
Reinvestment Income                                              0.00
Substitution Adjustment Amount                                   0.00
Recovery Amounts                                                 0.00
                                                 ---------------------
TOTAL CASH FLOWS RECEIVED                               32,151,173.39

CASH FLOWS DISTRIBUTED
Principal Distribution                                  26,172,616.04
Interest Distribution                                    5,380,946.73
Residual Amount - Certificates                                   0.00
Servicer Advances - Reimbursement                                0.00
GMACM Service Fee                                          460,618.53
GMACM Recovery Fee                                               0.00
Credit Enhancer Fee - MBIA                                 136,992.09
                                                 ---------------------
TOTAL CASH FLOWS DISTRIBUTED                            32,151,173.39

NET CASH FLOWS REMAINING                                         0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                       NO
Hedge Payment Class A-1                                  0.00
Hedge Shortfall Amount - Class A-1                       0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                  0.29%
Rolling 3 Month Delinquency Required Percentage         3.75%

Aggregate Liquidation Percentage                        0.00%
Aggregate Liquidation Required Percentage               1.50%

SERVICING TERMINATION EVENT                               NO

Rolling 3 Month Delinquency Percentage                  0.29%
Rolling 3 Month Delinquency Required Percentage         3.25%

Aggregate Liquidation Percentage                        0.00%
Aggregate Liquidation Required Percentage               1.00%

SERVICING TRIGGER EVENT                                   NO

Rolling Six-Month Annualized Liquidation Loss Percentage0.00%
Maximum Loss Amount                                     1.50%

SERVICING DEFAULT                                         NO

Step Down Date                                            NO

Step Up Date - Class A-4                                  NO
Step Up Date - Class A-5                                  NO